DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the Dreyfus BASIC Municipal Bond Portfolio for the 12-month period ended August 31, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 9.78%,* and an annualized tax-free distribution rate per share of 4.83%.**

THE ECONOMY

  Having consistently viewed inflation as the primary threat to our strong growth, low unemployment economy, the Federal Reserve Board (the "Fed") now has another factor to ponder in setting monetary policy: the risk of global recession. The wave of economic uncertainty that shook stock markets and caused currencies to devalue, begun in Thailand on July 2, 1997 (the onset of the Asian financial crisis) , has spread through Asia and around the world. By the end of the reporting period, Russia had devalued its ruble. All this financial tumult has underscored just how economically interrelated the world's nations are. In fact, the fragility of global financial markets has been a key factor in the Fed' s reluctance to raise interest rates in an economy now in its seventh year of economic expansion. It feared that a rise in rates might threaten the stability of other currencies.

  There were additional economic factors that stayed the Fed's hand. Inflation has remained tame, comfortably below 2% on the consumer level, and is minimal at the production level of the economy as well. One reason for the low inflation rate is the strong dollar, which keeps imports cheap; domestic producers are constrained from raising prices by competition from cheaper foreign goods. This has all been good news for consumers, who account for two thirds of all economic activity. Bolstered by solid wage gains and abundant jobs, consumers have been a driving positive force in the economy. Whether it was housing, automobiles, big ticket or small ticket items, their spending and their overall economic optimism both were robust. But by the end of the reporting period, there were hints that this could change. The political and economic instability in Russia jolted the U.S. stock market in August. The stock market selloff could cause consumers to grow less confident and curtail spending, even though the larger-scale economic fundamentals for consumers remain positive: low inflation and plentiful jobs.

  The wave of devaluations that began over a year ago in Southeast Asia has become stronger. Collapsing currencies, the latest being the Russian ruble, have triggered often violent reactions in foreign financial markets. The distant financial turmoil has resulted in a reduced demand for U.S. exports, and has begun to curtail domestic corporate profit growth. In the second quarter, profits declined year-over-year for the first time in almost a decade. Mirroring the slide in corporate profits, industrial production declined in June and July. In addition to the profit pinch, second-quarter economic growth lessened to 1.6% , the slowest rate in three years and dramatically below the 5.5% rate reported for the first quarter. We remain alert for additional signs of the domestic effects of global financial problems.

MARKET ENVIRONMENT

  Long-term U. S. Treasury bonds have dramatically outperformed their municipal counterparts as interest rates continue to decline due to the continuing financial crisis in Asia and other foreign countries. During a financial crisis, foreign investors typically purchase U.S. Treasuries for their financial stability. Since foreign investors don' t pay U.S. taxes, municipal bonds ordinarily would not be purchased by those investors. Long-term municipals currently yield 93% of U. S. Treasury yields, while the municipal market's health care sector is rapidly approaching 100% of U. S. Treasury yields. The lag in municipal performance is mainly due to the imbedded calls that exist in most municipal bonds. In general, municipals have ten years of call protection, which limits their appreciation potential. Long-term U. S. Treasury bonds have 25 years of call protection, which enables them to outperform municipals as interest rates decline. There also appear to be supply and demand imbalances, which currently favor U. S. Treasury bonds. Municipal supply continues to be strong while demand has lagged. The opposite appears to be occurring in the U.
S.    Treasury    markets.

  Heavy new issue volume in some high income tax states has continued to easily exceed a local market's demand. This has allowed national municipal funds the opportunity to continue to purchase specialty state issues at attractive levels. This is especially true of the health care sector, which has a very heavy supply of new issue bonds being sold in the primary market. When this supply subsides, these types of issues should become more valuable as demand could eventually outstrip supply. We do not expect this imbalance to last for a long time

THE PORTFOLIO

The Fund has continued to implement specific investment strategies, which have enhanced its total return while maintaining a high level of current income. From September 1997 through early 1998, the Fund maintained a defensive posture due to a low interest rate environment. During this time, premium bonds were purchased which emphasize current income and have a better ability to protect the principal price of the Fund in a declining market. Interest rates bottomed out by the middle of January and rose through April. As interest rates rose, premium bonds held by the Fund performed extremely well. By late February, interest rates had risen to a point where the Fund reversed strategy and began purchasing discounted bonds. The Fund continued to purchase discount bonds through August as interest rates slowly declined. During this time frame, the Fund increased its purchase of hospital bonds, which were selling at substantial discounts when compared to the rest of the municipal market and represented a good opportunity to enhance the value of the Fund. If interest rates continue to fall, the Fund would consider changing investment strategies because discounts would start to trade at a premium when compared to the rest of the municipal market.

  The Fund' s performance was strong over the 12-month period ended August 31, 1998. The Fund's total return of 9.78% compares favorably with Lipper's General Municipal Debt Funds Category Average of 8.20%. The Fund will continue to seek to enhance its performance by purchasing bonds which are currently out of favor, and are trading at a substantial discount when compared to the rest of the municipal market.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,

               [Richard J. Moynihan signature logo]

               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation


September 18, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO                        AUGUST 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS BASIC MUNICIPAL
          BOND PORTFOLIO AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                                    Dollars

$14,594

Dreyfus BASIC Municipal Bond Portfolio

$13,930

Lehman Brothers Municipal Bond Index*

*Source: Lehman Brothers

Average Annual Total Returns
-----------------------------------------------------------------------------

                 One Year Ended          From Inception (5/6/94)

                 August 31, 1998           to August 31, 1998

                  ____________________     ___________________________

                      9.78%                       9.14%

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus BASIC Municipal Bond Portfolio on 5/6/94 (Inception Date) to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. For comparative purposes, the value of the Index on 4/30/94 is used as the beginning value on 5/6/94. All dividends and capital gain distributions are reinvested.

The Portfolio invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. Unlike the Portfolio, the Lehman Brothers Municipal Bond Index is an unmanaged total return performance benchmark for the long-term, investment-grade tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming the Portfolio. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                      AUGUST 31, 1998

                                                                                                   Principal

Long-Term Municipal Investments--97.1%                                                              Amount            Value
-------------------------------------------------------                                          _____________    _____________
Alabama--3.0%

Alabama Private Colleges and Universities Facilities Authority, Revenue
 (Tuskegee University Project)

    5.75%, 9/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,400,000    $    2,560,752

Alabama Water Pollution Control Authority, Revolving Fund Loan

  6.25%, 8/15/2014 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           794,542

Jefferson County, Sewer Revenue, Refunding 5.375%, 2/1/2027 (Insured; FGIC). . . . . . . .          2,200,000         2,272,028

California--5.6%

California Public Works Board, LR, Refunding (California Community College)

  5.625%, 3/1/2019 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,591,755

Los Angeles Harbor Department, Revenue 5.375%, 11/1/2019 (Insured; MBIA) . . . . . . . . .          4,000,000         4,103,680

Los Angeles, Wastewater System Revenue, Refunding 4.70%, 11/1/2017 (Insured; FGIC) . . . .          1,960,000         1,905,571

Saddleback Valley, Unified School District Public Financing Authority,
  Special Tax Revenue, Refunding

    5.65%, 9/1/2017 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,067,930

Walnut Valley, Unified School District 6.50%, 8/1/2019 (Insured; FGIC) . . . . . . . . . .          1,765,000         1,982,483

Colorado--2.3%

Colorado Springs, Utility Revenue 6.75%, 11/15/2021. . . . . . . . . . . . . . . . . . . .            500,000           546,185

Denver City and County, Airport Revenue:

  7%, 11/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            820,000           881,877

  Refunding 5.50%, 11/15/2025 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . .          2,800,000         2,941,652

Florida--.6%

Florida, Department of Transportation (Right of Way Acquisition and Bridge)

  5.50%, 7/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,039,990

Palm Beach County, Solid Waste IDR (Osceola Power Limited Partnership)

  6.85%, 1/1/2014 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           158,000

Georgia--3.8%

Fulton County, Water and Sewer Revenue 4.75%, 1/1/2019 . . . . . . . . . . . . . . . . . .          2,645,000         2,559,381

Georgia Housing and Finance Authority, SFMR

  5.85%, 12/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,704,165

Hawaii--1.1%

Hawaii, Department of Budget and Finance, Special Purpose Revenue (Hawaiian
Electric Co.)

  5.65%, 10/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,122,260

Idaho--1.3%

Idaho Building Authority, Building Revenue 4.75%, 9/1/2025 (Insured; MBIA) . . . . . . . .          1,250,000         1,208,463

Idaho Health Facilities Authority, Health System Revenue (Holy Cross Health
System Corp.)

  5%, 12/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,235,188

Illinois--.3%

Cicero, GO 6.50%, 12/1/2014 (Insured; MBIA). . . . . . . . . . . . . . . . . . . . . . . .            500,000           564,555



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Kentucky--1.3%


Jefferson County, PCR (Louisville Gas and Electric Co. Project) 5.625%, 8/15/2019. . . . .     $    1,300,000    $    1,360,801

Trimble County, PCR (Louisville Gas and Electric Co.) 7.625%, 11/1/2020. . . . . . . . . .          1,000,000         1,088,160

Louisiana--.3%

West Feliciana Parish, PCR, Refunding (Gulf States Utilities Co. Project)

  8%, 12/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           530,475

Maine--5.2%

Maine Finance Authority, Revenue, Refunding (Electric Rate Stabilization)

  5%, 7/1/2018 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,065,000         3,047,621

Maine Health and Higher Educational Facilities Authority, Revenue

    4.875%, 7/1/2017 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         6,889,400


Massachusetts--2.9%

Massachusetts Bay Transportation Authority, General Transport System,
  Refunding 5.50%, 3/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,015,000         3,076,898

Massachusetts Health and Educational Facilities Authority, Revenue

  (Mt. Auburn Hospital Issue) 6.30%, 8/15/2024 (Insured; MBIA) . . . . . . . . . . . . . .            750,000           835,710

Massachusetts Housing Finance Agency, SFHR 7.125%, 6/1/2025. . . . . . . . . . . . . . . .            500,000           536,350

Massachusetts Industrial Finance Agency, Health Care Facility Revenue
  (Metro Health Foundation Inc. Project)

    6.75%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,072,920

Michigan--3.5%

Downtown Detroit Development Authority, Tax Increment Revenue

  (Development Area No. 1 Projects) 6.25%, 7/1/2025  . . . . . . . . . . . . . . . . . . .          1,000,000         1,087,240

Kalamazoo Hospital Finance Authority, Hospital Facility Revenue, Refunding

  (Burgess Medical Center) 6.25%, 6/1/2014 (Insured; FGIC) . . . . . . . . . . . . . . . .          1,000,000         1,172,870

Lowell Area Schools, Refunding, Zero Coupon, 5/1/2016 (Insured; FGIC). . . . . . . . . . .          1,675,000           706,063

Michigan Municipal Bond Authority (Local Government Loan Program)

  6.125%, 12/1/2018 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           830,302

Wayne Charter County, Airport Revenue (Detroit Metropolitan Wayne County)

  5%, 12/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,939,880

Minnesota--1.3%

Lakeville, Independent School District, Capital Appreciation

  Zero Coupon, 2/1/2018 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          3,275,000         1,216,139

Minneapolis, Revenue (University Gateway Project) 5.25%, 12/1/2017 . . . . . . . . . . . .          1,000,000         1,020,850

Minnesota Housing Finance Agency, SFHR 6.90%, 7/1/2022 . . . . . . . . . . . . . . . . . .            240,000           257,304

Mississippi--.7%

Claiborne County, PCR, Refunding (System Energy Resources, Inc.) 7.30%, 5/1/2025 . . . . .          1,000,000         1,054,630

Vicksburg Warren School District (State Aid Capital Improvement) 4.70% 2/1/2015. . . . . .            250,000           245,308



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Missouri--3.9%

Cape Girardeau County Industrial Development Authority, MFHR, Refunding (Cape
LaCroix)

  6.40%, 6/20/2031 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,245,000    $    1,346,368

Missouri Housing Development Commission, SFMR (Homeowner Loan)

  5.90%, 9/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,940,000         5,162,745


Missouri State Health and Educational Facilities Authority, Health Facilities
Revenue, Refunding

  (Lake Ozarks General Hospital, Inc.) 5.125%, 2/15/2024 . . . . . . . . . . . . . . . . .          1,000,000           980,470

Montana--2.2%

Billings, MFHR, Refunding (West Park Village) 5.55%, 12/1/2032 . . . . . . . . . . . . . .          1,620,000         1,658,686

Montana State Health Facilities Authority, Revenue (Sisters of Charity
Leavenworth)

  5.125%, 12/1/2018 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,523,275

Nevada--.1%

Clark County IDR, Refunding (Nevada Power Co. Project) 7.20%, 10/1/2022. . . . . . . . . .            250,000           277,050

New Hampshire--3.1%

New Hampshire Higher Educational and Health Facilities Authority, HR:

  (Androscoggin Valley Hospital) 5.75%, 11/1/2017  . . . . . . . . . . . . . . . . . . . .          1,525,000         1,615,814

  (Mary Hitchcock Memorial Hospital) 5.75%, 8/15/2023 (Insured; FGIC)  . . . . . . . . . .          3,850,000         4,067,255

New Hampshire Housing Finance Authority 6.85%, 7/1/2014. . . . . . . . . . . . . . . . . .            250,000           269,225

New Jersey--.9%

New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue

  6.70%, 4/1/2016 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           543,515

New Jersey Turnpike Authority, Turnpike Revenue, Refunding 6.50%, 1/1/2016 . . . . . . . .          1,000,000         1,178,230

New Mexico--2.1%

New Mexico Mortgage Finance Authority, MFHR (Rio Volcan II Apartments Project)
  5.65%, 7/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,800,000         2,886,744

Rio Rancho, Water and Wastewater System Revenue 6%, 5/15/2022 (Insured; FSA) . . . . . . .          1,000,000         1,095,660

New York--.3%

New York City Industrial Development Agency, Special Facility Revenue

  (American Airlines Inc., Project) 6.90%, 8/1/2024  . . . . . . . . . . . . . . . . . . .            500,000           558,720

North Carolina--2.6%

Charlotte-Mecklenberg Hospital Authority, Health Care System Revenue

  5.875%, 1/15/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,515,346

Mecklenburg County, Public Improvement:

  4.50%, Series A 2/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,105,000         1,075,552

  4.50%, Series B 2/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,946,700

North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding

  7%, 1/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           292,812

Ohio--6.6%

Franklin County, Hospital Revenue, Refunding and Improvement (Children's
Hospital Project)

  5.75%, 11/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,126,460



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Ohio (continued)

Hamilton County, Hospital Facilities Revenue, Refunding (Bethesda Hospital) 6.25%, 1/1/2012. .  $   1,000,000    $    1,085,650

Kent City, School District 5.75%, 12/1/2021 (Insured; FGIC). . . . . . . . . . . . . . . .          1,500,000         1,617,900

Lorain, Hospital Improvement Revenue, Refunding (Lakeland Community Hospital,
Inc.)

  6.50%, 11/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,145,520

Lucas County, Hospital Revenue 5.45%, 8/15/2014 (Insured; MBIA). . . . . . . . . . . . . .          2,500,000         2,619,000

Ohio Building Authority (State Facilities-Juvenile Correctional Projects)

  6.60%, 10/1/2014 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           855,405

Ohio Higher Educational Facility Commission, Revenue (Xavier University)

  5.30%, 5/15/2017 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,114,270

Oklahoma--3.4%

Norman Regional Hospital Authority, HR, Refunding 5.625%, 9/1/2016 (Insured; MBIA) . . . .          1,020,000         1,084,138

Pottawatomie County Development Authority, Water Revenue, Refunding
  (North Deer Creek Reservoir):

    5.80%, 7/1/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,800,000         1,917,306

    5.90%, 7/1/2026 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,150,000         3,362,530

Oregon--.6%

Oregon Housing and Community Services Department, SFMR (Mortgage Program)

  6.45%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,077,310

Pennsylvania--24.2%

Allegheny County Hospital Development Authority, Revenue, Refunding

  (Health System--Catholic Health East) 4.875%, 11/15/2015 (Insured; AMBAC)  . . . . . . .          1,650,000         1,640,381

Blair County Hospital Authority, HR, Refunding (Altoona Hospital Project)

  5%, 7/1/2022 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,971,100

Bucks County Technical School Authority, School Revenue

  5.375%, 8/15/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,039,150

Dauphin County General Authority, Office and Packaging Revenue (Riverfront
Office)

  6%, 1/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,013,820

Delaware County Authority, Health System Revenue (Catholic Health East)

  4.875%, 11/15/2015 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,988,340

Harrisburg Authority, Office and Packaging Revenue 6%, 5/1/2019. . . . . . . . . . . . . .          1,000,000         1,010,490

Lehigh County General Purpose Authority, Revenue (Wiley House)
  9.50%, 11/1/2016 (Prerefunded 11/1/2001) (b) . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,542,790

North Wales Water Authority, Revenue, Refunding 5.60%, 11/1/2016 (Insured; FGIC) . . . . .          1,000,000         1,052,970

Northhampton County Industrial Development Authority, PCR, Refunding

  (Bethlehem Steel) 7.55%, 6/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           280,115

Pennsylvania, COP 5%, 7/1/2015 (Insured; AMBAC). . . . . . . . . . . . . . . . . . . . . .          5,220,000         5,216,711

Pennsylvania Economic Development Financing Authority:

  Exempt Facilities Revenue (MacMillan Limited Partnership Project) 7.60%, 12/1/2020 . . .            500,000           556,175

  RRR (Northhampton Generating) 6.50%, 1/1/2013  . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,206,130



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Pennsylvania (continued)

Pennsylvania Higher Educational Facilities Authority, College and University
Revenue

  Refunding 5.50%, 9/1/2020 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .     $    1,640,000    $    1,702,140

Pennsylvania Housing Finance Agency, Single Family Mortgage 6.75%, 4/1/2016. . . . . . . .          2,700,000         2,923,155

Pennsylvania Industrial Development Authority, EDR, Refunding
  5.50%, 1/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,044,970

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
  5.50%, 12/1/2012 (Insured; AMBAC) (Prerefunded 12/1/2004) (b). . . . . . . . . . . . . .          1,500,000         1,647,105

Philadelphia Hospitals and Higher Education Facilities Authority, HR, Refunding

  (Children's Hospital of Philadelphia) 5%, 2/15/2021  . . . . . . . . . . . . . . . . . .          2,000,000         1,943,440

Philadelphia, Water and Wastewater Revenue, Refunding 5.75%, 6/15/2013 (Insured; MBIA) . .          1,405,000         1,514,197

Potter County Hospital Authority, Revenue, Refunding (Charles Cole Memorial Hospital)
  5.95%, 8/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,294,164

Pottstown Borough Authority, Sewer Revenue, Refunding 5.50%, 11/1/2021 (Insured; AMBAC). .          2,000,000         2,085,980

Tredyffrin Township, Refunding 5.25%, 11/15/2017 . . . . . . . . . . . . . . . . . . . . .          3,800,000         3,854,074

Washington County Industrial Development Authority, PCR (West Penn Power Co.)

  6.05%, 4/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,747,600

West Mifflin Sanitary Sewer Municipal Authority, Sewer Revenue
  5.80%, 8/1/2026 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,525,000         1,628,014

Rhode Island--.1%

Rhode Island Housing and Mortgage Finance Corp. (Homeownership Opportunity)

  6.50%, 4/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           211,776

South Carolina--2.5%

Greenville Hospital System, Hospital Facilities Revenue, Refunding 5.50%, 5/1/2016 . . . .          2,000,000         2,065,680


Pickens and Richland Counties, Hospital Facilities Revenue (Baptist Hospital)

  5.75%, 8/1/2021 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,645,000         2,720,832

Tennessee--1.3%

Maury County Industrial Development Board, PCR, Refunding (Saturn Corp. Project

  6.50%, 9/1/2024 (Guaranteed; General Motors Corp.) . . . . . . . . . . . . . . . . . . .          1,000,000         1,099,740

Sullivan County Industrial Board, Revenue, Refunding 6.35%, 7/20/2027. . . . . . . . . . .          1,000,000         1,077,750

Tennessee Housing Development Agency, Mortgage Finance 6.90%, 7/1/2025 . . . . . . . . . .            250,000           269,580

Texas--3.7%

Alliance Airport Authority, Special Facilities Revenue

  (American Airlines Inc., Project) 7.50%, 12/1/2029 . . . . . . . . . . . . . . . . . . .            500,000           539,520

Garland, Certificates of Obligation 4.75%, 2/15/2018 . . . . . . . . . . . . . . . . . . .          1,975,000         1,922,366

Mesquite, Health Facilities Development, Refunding (Christian Retirement
Facility)

  6.40%, 2/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,615,920

Odessa Junior College District, Revenue, Refunding 5%, 12/1/2019 (Insured; MBIA).. . . . .          2,900,000         2,882,890



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998
                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Vermont--1.0%

Vermont Municipal Bond Bank, Refunding 5.50%, 12/1/2022 (Insured; AMBAC) . . . . . . . . .     $    1,740,000    $    1,814,785

Washington--2.1%

King County, School District 5.375%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . . .          1,905,000         1,982,495

Seatac, Local Option Transportation, Tax Revenue 6.50%, 12/1/2013 (Insured; MBIA). . . . .            500,000           563,320

Tacoma, Conservation Systems Project Revenue (Tacoma Public Utilities Division)

  6.60%, 1/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,111,920

Washington, Public Power Supply System, Nuclear Project #2, Revenue

  6.25%, 7/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            315,000           341,299

West Virginia--1.5%

Braxton County, SWDR (Weyerhauser Co., Project) 6.50%, 4/1/2025. . . . . . . . . . . . . .          1,000,000         1,107,780

Parkersburg, Waterworks and Sewer System Revenue,
  Refunding 5.80%, 9/1/2019 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . .            500,000           540,375

Pleasants County, PCR (West Penn Power Co.) 6.15%, 5/1/2015 (Insured; AMBAC) . . . . . . .          1,000,000         1,101,910

Wyoming--.1%

Sweetwater County, SWDR (FMC Corp. Project) 7%, 6/1/2024 . . . . . . . . . . . . . . . . .            200,000           221,918

U.S. Related--1.6%

Commonwealth of Puerto Rico 5.40%, 7/1/2025 (Insured; MBIA). . . . . . . . . . . . . . . .          1,000,000         1,042,140

Commonwealth of Puerto Rico Highway and Transportation Authority, Highway Revenue,
  Refunding 5.50%, 7/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,062,380

                                                                                                                  _____________

TOTAL LONG-TERM INVESTMENTS (cost $176,527,895). . . . . . . . . . . . . . . . . . . . . .                         $184,408,421

                                                                                                                  =============


Short-Term Municipal Investments--.6%
-------------------------------------------------------

Minnesota--.6%

Saint Paul Housing and Redevelopment Authority, Revenue, VRDN

 (Science Museum of Minnesota)

  3.25% (LOC; First Bank National Association) (cost $1,100,000) . . . . . . . . . . . . .     $    1,100,000    $    1,100,000

                                                                                                                  =============


TOTAL INVESTMENTS (cost $177,627,895). . . . . . . . . . . . . . . . . . . . . . . . . . .              97.7%      $185,508,421

                                                                                                      =======     =============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.3%    $    4,448,994

                                                                                                      =======     =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $189,957,415

                                                                                                      =======     =============




DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance Insurance

COP         Certificate of Participation                                           Corporation

EDR         Economic Development Revenue                            MFHR        Multi-Family Housing Revenue

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            RRR         Resources Recovery Revenue

GO          General Obligation                                      SFHR        Single Family Housing Revenue

HR          Hospital Revenue                                        SFMR        Single Family Mortgage Revenue

IDR         Industrial Development Revenue                          SWDR        Solid Waste Disposal Revenue

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

LR          Lease Revenue

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          _________________              ___________________

AAA                                Aaa                               AAA                                  60.4%

AA                                 Aa                                AA                                   22.0

A                                  A                                 A                                     7.5

BBB                                Baa                               BBB                                   3.1

BB                                 Ba                                BB                                     .3

F1                                 MIG1/P1                           SP1/A1                                 .6

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         6.1

                                                                                                       _______

                                                                                                         100.0%

                                                                                                       =======


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing security; interest payments in default.

(b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                           AUGUST 31, 1998

                                                                                                    Cost              Value

                                                                                                _____________      ____________


ASSETS:                          Investments in securities--See Statement of Investments . .     $177,627,895      $185,508,421

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,919,904

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,583,799

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               24,759

                                                                                                                  _____________

                                                                                                                    190,036,883

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               30,866

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               48,602

                                                                                                                  _____________

                                                                                                                         79,468

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $189,957,415

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $180,520,107

                                 Accumulated net realized gain (loss) on investments . . .                            1,556,782

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            7,880,526

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $189,957,415

                                                                                                                  =============


SHARES OUTSTANDING

(500 million shares of $.001 par value Common Stock authorized). . . . . . . . . . . . . .                           13,558,103

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $14.01

                                                                                                                        =======

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                            YEAR ENDED AUGUST 31, 1998

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                         $  8,254,564

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .      $     913,973

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            158,900

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             67,768

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             27,807

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             18,957

                                 Prospectus and shareholders' reports  . . . . . . . . . .              8,901

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .              3,110

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                815

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             27,530

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          1,227,761

                                 Less--reduction in management fee due to

                                    undertaking--Note 3(a) . . . . . . . . . . . . . . . .           (541,467)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                              686,294

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,568,270


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .       $  1,820,159

                                 Net unrealized appreciation (depreciation) on investments . .      4,677,426

                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            6,497,585

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $14,065,855

                                                                                                                   ============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Year Ended        Year Ended

                                                                                             August 31, 1998   August 31, 1997

                                                                                             _______________   _______________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    7,568,270    $    4,546,181

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . .         1,820,159         1,668,646

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . . .         4,677,426         2,419,736

                                                                                               _____________     _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . . .        14,065,855         8,634,563

                                                                                               _____________     _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (7,599,764)       (4,523,738)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,850,141)         (456,720)

                                                                                               _____________     _____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (9,449,905)       (4,980,458)

                                                                                               _____________     _____________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       137,713,820       135,673,647

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,550,898         3,273,233

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (73,191,748)      (84,781,047)

                                                                                               _____________     _____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . . .        71,072,970        54,165,833

                                                                                               _____________     _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . . .        75,688,920        57,819,938

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       114,268,495        56,448,557

                                                                                               _____________     _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $189,957,415      $114,268,495

                                                                                               =============     =============


Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . .          ---       $         31,494

                                                                                               _____________     _____________

                                                                                                Shares             Shares

                                                                                               _____________     _____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,993,748        10,125,714

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . .           475,699           244,917

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (5,311,239)       (6,302,195)

                                                                                               _____________     _____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . . . .         5,158,208         4,068,436

                                                                                               =============     =============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                      Year Ended August 31,

                                                             __________________________________________________________________

PER SHARE DATA:                                               1998           1997           1996          1995           1994(1)
                                                             ______         ______         ______         ______         ______
   Net asset value, beginning of period  . . . . . .         $13.60         $13.03         $13.01         $12.76         $12.50

                                                             ______         ______         ______         ______         ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .            .69            .74            .73            .76            .19

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .            .60            .66            .06            .25            .26

                                                             ______         ______         ______         ______         ______

   Total from Investment Operations  . . . . . . . .           1.29           1.40            .79           1.01            .45

                                                             ______         ______         ______         ______         ______

   Distributions:

   Dividends from investment income--net . . . . . .           (.69)          (.74)          (.72)          (.76)          (.19)

   Dividends from net realized gain on investments . .         (.19)          (.09)          (.05)            --             --

                                                             ______         ______         ______         ______         ______

   Total Distributions . . . . . . . . . . . . . . .           (.88)          (.83)          (.77)          (.76)          (.19)

                                                             ______         ______         ______         ______         ______

   Net asset value, end of period  . . . . . . . . .         $14.01         $13.60         $13.03         $13.01         $12.76

                                                             ______         ______         ______         ______         ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           9.78%         11.03%          6.17%          8.30%          4.13%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .45%           .26%           .39%           .20%           --

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .           4.97%          5.50%          5.52%          5.99%          6.03%(3)

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .            .36%           .58%           .52%           .77%          2.06%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . .          43.39%        101.27%         59.23%         58.91%          8.82%(2)

   Net Assets, end of period (000's Omitted) . . . .        $189,957       $114,268        $56,449        $42,913        $15,334
-----------------------------

(1)  From May 6, 1994 (commencement of operations) to August 31, 1994.

(2)  Not annualized.

(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC Municipal Bond Portfolio (the "Fund" ) is a separate non-diversified series of Dreyfus BASIC Municipal Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " Act" ) as an open-end management investment company and operates as a series company currently offering four series including the Fund. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custodian agreement, the Fund received net earnings credits of $10,568 during the period ended August 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended August 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken from September 1, 1997 through June 30, 1998, and thereafter, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $541,467 during the period ended August 31, 1998.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended
August 31, 1998, the Fund was charged $114,947 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $25,270 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 1998, amounted to $136,274,801 and $63,895,575, respectively.

At August 31, 1998, accumulated net unrealized appreciation on investments was $7,880,526, consisting of $7,929,262 gross unrealized appreciation and $48,736 gross unrealized depreciation.

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus BASIC Municipal Bond Portfolio (one of the Series constituting Dreyfus BASIC Municipal Fund, Inc.) as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Municipal Bond Portfolio at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.



New York, New York

October 2, 1998

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended August 31, 1998:

  --all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income tax), and

  --the Fund hereby designates $.0547 per share as a long-term capital gain distribution (of which 21.75% is subject to the 20% maximum Federal tax rate) of the $.1890 per share paid on December 4, 1997.

  As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31 1999.

[dreyfus lion "d" logoreg.tm]


[dreyfus logo reg.tm]

DREYFUS BASIC

MUNICIPAL BOND PORTFOLIO

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              125AR988

BASIC Municipal

Bond Portfolio

Annual Report

August 31, 1998